                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:       September 30, 2001

Check here if Amendment [    ];  Amendment Number:
                                                   ----------------
   This Amendment  (Check only one.):      [    ]  is a restatement.
                                           [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Chubb Asset Managers, Inc.
Address:      15 Mountain View Road
              P. O. Box 1615
              Warren, NJ  07061-1615

Form 13F File Number:  28-6866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael O'Reilly
Title:   President and Chief Operating Officer
Phone:   908-903-3764

Signature, Place, and Date of Signing:

/s/   Michael O'Reilly                 Warren, New Jersey      November 14, 2001
-----------------------------          ------------------      -----------------
[Signature]                              [City, State]               [Date]
Report Type (Check only one.):

[     ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

               Form 13F File Number                         Name
               --------------------                         ----

                       28-327                        The Chubb Corporation